Loss Per Share	12 Months Ended
Dec. 31, 2021
Loss Per Share
Loss Per Share

25. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss	(2,438,536)	(151,657)	(321,455)
Accretion on convertible redeemable preferred shares to redemption value	(743,100)	(651,190)	—
Deemed dividend to preferred shareholders upon extinguishment, net	(217,362)	—	—
Effect of exchange rate changes on convertible redeemable preferred shares	117,391	10,862	—
Net loss attributable to ordinary shareholders of Li Auto Inc.	(3,281,607)	(791,985)	(321,455)
Including: Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(3,260,945)	(806,358)	(321,455)
Net (loss)/income from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	(20,662)	14,373	—

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	255,000,000	870,003,278	1,853,320,448

Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(12.79)	(0.93)	(0.17)
Basic and diluted net (loss)/income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	(0.08)	0.02	—
Basic and diluted net loss per share attributable to ordinary shareholders of Li Auto Inc.	(12.87)	(0.91)	(0.17)

For the years ended December 31, 2019, 2020 and 2021, the Company had ordinary equivalent shares, including preferred shares, options granted, unsecured corporate loan issued in November 2017 and convertible debt issued in April 2021 (Note 17). As the Group incurred loss for the years ended December 31, 2019, 2020 and 2021, these ordinary equivalent shares were anti-dilutive and excluded from the calculation of diluted loss per share of the Company. The weighted average numbers of preferred shares, options granted, unsecurred corporate loan and convertible debt excluded from the calculation of diluted loss per share of the Company were 669,666,355, 54,605,925, 22,639,154 and nil for the year ended December 31, 2020 and nil, 72,791,430, nil and 44,853,801 for the year ended December 31, 2021, respectively.